SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restricted Cash and Cash Equivalents Items [Line Items]
Exchange rate financial gains and (losses) related revaluation of assets and liabilities	$ (119)	$ (502)	$ 378
Restricted deposits	$ 6,900	$ 1,183
Weighted average interest rate of restricted deposits	4.40%	4.54%
Short-term deposits, weighted average interest rate	4.51%	5.23%
Current-period provision for expected credit losses	$ 67	$ 190	22,563
Inventory write-offs	(349)	3,020	1,558
Impairment loss on long-lived assets, Right-of-use assets and intangible assets			1,614
Deferred revenue	16,247	10,322	17,165
Severance expense	2,041	1,861	6,057
Allowance for credit losses	9,611	25,306	25,253	$ 2,908
Amount of past due receivables	900
Grants participations excluded from research and development costs	1,401	1,595	3,129
ROU assets	5,518	6,741
ROU lease liabilites	5,740
Remaining performance obligations as of the balance date for long- term	102,741
Deferred Costs, Capitalized	1,457	1,131
Amortization of deferred commission	1,716	2,087	1,239
Revenues	$ 101,993	$ 92,195	$ 93,150
Restricted Stock Units (RSUs) [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Outstanding options and warrants excluded from the calculation of diluted income per share	2,343,192	3,107,441	2,665,194
Minimum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Annual pre-vesting forfeiture rate	0.00%	0.00%	0.00%
Remaining performance obligations as of the balance date for short-term	$ 75,346
Maximum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Annual pre-vesting forfeiture rate	30.00%	30.00%	30.00%
Remaining performance obligations as of the balance date for long- term	$ 27,395
Grants from the Israel Innovation Authority [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Grants participations excluded from research and development costs	68	$ 489	$ 552
Grants from the Spain Tax Authorities [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Grants participations excluded from research and development costs	$ 1,332	$ 1,106	$ 2,577